SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases weighted average discount	5.00%	5.00%
Finance leases weighted average discount	7.00%	6.10%